ISI
                                   STRATEGY
                                 FUND SHARES
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
Edward S. Hyman                                     Nancy Lazar
CHAIRMAN                                            VICE PRESIDENT

Truman T. Semans                                    David R. Borger
VICE CHAIRMAN                                       VICE PRESIDENT

James J. Cunnane                                    Carrie L. Butler
DIRECTOR                                            VICE PRESIDENT

John F. Kroeger                                     Thomas D. Stevens
DIRECTOR                                            VICE PRESIDENT

Louis E. Levy                                       Margaret M. Beeler
DIRECTOR                                            ASSISTANT VICE PRESIDENT

Eugene J. McDonald                                  Keith C. Reilly
DIRECTOR                                            ASSISTANT VICE PRESIDENT

R. Alan Medaugh                                     Joseph A. Finelli
DIRECTOR AND PRESIDENT                              TREASURER

Michael J. Napoli, Jr.                              Amy M. Olmert
DIRECTOR                                            SECRETARY

Rebecca W. Rimel                                    Scott J. Liotta
DIRECTOR                                            ASSISTANT SECRETARY

Carl W. Vogt, Esq.
DIRECTOR


        INVESTMENT OBJECTIVE
        An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between diversified investments in U.S. equity securities and securities issued by the United States Treasury ("U.S. Treasury Securities").

        INVESTMENT ADVISOR
        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

        SHAREHOLDER SERVICING AGENT
        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426

        DISTRIBUTOR
        ISI Group Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

ISI
  INTERNATIONAL STRATEGY & INVESTMENT

                                      ISI

                                    STRATEGY

                                  FUND SHARES

                      (A CLASS OF ISI STRATEGY FUND, INC.)



                                [STRATEGY LOGO]



                                 ANNUAL REPORT

                                  MAY 31, 1998

INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of the fund during its first fiscal year. From commencement of operations on September 16, 1997 to May 31, 1998, the fund posted a cumulative total return of 10.94%. These figures assume the reinvestment of dividends and exclude the impact of any sales charges. The equity market was volatile during the fiscal year but equities out-performed bonds. During the fiscal year, we generally maintained a modest overweighting in equities but near the close of the fiscal year, we began to shift out of stocks and into Treasuries. Please see for more details below "Active Management of the Stock/Bond Mix" and following this letter, ISI's "Economic and Market Outlook."

FUND INVESTMENT PHILOSOPHY

     The Strategy Fund is based on the idea that over a period of time changing economic conditions present investment opportunities for stocks and bonds. The Fund's objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through the active management of the percentage of assets held in stocks and bonds. ISI's economic outlook serves as the basis for the Fund's asset allocation strategy. The Strategy Fund patterns the equity portion of its portfolio to replicate the overall U.S. stock market. Wilshire Associates is the sub-advisor who manages the equity portfolio, matching their proprietary broad stock market benchmark, the Wilshire 5000. The bond section is managed by ISI. It is compromised solely of U.S. Treasuries, whose maturity is actively managed in an attempt to exceed the return of the Treasury market as a whole.

ACTIVE MANAGEMENT OF THE STOCK/BOND MIX

     The Fund's benchmark, home base, for the stock/bond mix is 60/40. In its shortened first fiscal year, the Fund began at a 60/40 level but soon increased its equity portfolio, so the ratio became 65/35. The October crack in the stock market reduced the equity portfolio return relative to the bond portfolio. Seeing this as an opportunity to buy equities, ISI rebalanced the portfolio back to 65% equities. We made a second adjustment when stocks ran ahead of bonds, lowering the equities back down to the 65% level. Towards the end of the fiscal year, we lowered the equities to 60% of the portfolio. Since the end of the fiscal year we have lowered the equity component to 55% of the portfolio. Please see table below showing the stock/bond active management during the fiscal year.

                     ASSET MIX CHANGES
---------------------------------------------------------
 Date                Wilshire 5000     30-year Treasury
---------------------------------------------------------
 Commencement
    of Operations        9,116              $ 99.58
 60/40
 (9/16/97)
---------------------------------------------------------
 Increase to             9,222               100.30
 65/35
 (9/16/97)
---------------------------------------------------------
 Rebalance               8,875               108.38
 Equities up
 to 65/35
 (1/9/98)
---------------------------------------------------------
 Rebalance              10,032               105.34
 Equities down
 to 65/35
 (3/9/98)
---------------------------------------------------------
 Decrease to            10,365               103.56
 60/40
 (4/28/98)
---------------------------------------------------------
 5/31/98                10,314               107.25
---------------------------------------------------------

 *U.S. Treasury 6.375%-8/15/27

EQUITY PORTFOLIO MANAGEMENT

     The equity portfolio of the Fund has been constructed to provide broad exposure to the U.S. equity market. Its benchmark is the Wilshire 5000 Index, the broadest measure of the U.S. equity market. In looking at both the capitalization and sector profiles of the equity portfolio, its weightings are in line with the Wilshire 5000 Index with minimal variances. Although the portfolio does not hold every security in the Wilshire 5000, through proprietary sampling technology, we are able to construct and maintain a portfolio of securities which characteristically is in line with the benchmark Wilshire 5000 Index.

     The Fund's top 10 holdings reflect the largest securities in the Wilshire 5000 Index and are currently held in approximately the same weight that they are in the benchmark. We will continue to manage the portfolio with an eye toward maintaining very close industry and capitalization alignment with the benchmark Wilshire 5000 Index. To this end, as the Fund grows, the number of issues held in the portfolio will grow. At the end of the fiscal year, the portfolio held 1,167 equity issues.

         ISI STRATEGY FUND EQUITY PORTFOLIO'S
                   TOP 10 HOLDINGS
                   (As of 5/31/98)
------------------------------------------------------------
                                             % of
                                         Common Stock
 Company                                   Portfolio
------------------------------------------------------------
 General Electric Co.                        2.42%
------------------------------------------------------------
 Microsoft Corp.                             1.82
------------------------------------------------------------
 Coca Cola Co.                               1.68
------------------------------------------------------------
 Exxon Corp.                                 1.52
------------------------------------------------------------
 Merck & Co., Inc.                           1.20
------------------------------------------------------------
 Pfizer Inc.                                 1.18
------------------------------------------------------------
 Wal Mart Stores, Inc.                       1.08
------------------------------------------------------------
 Procter & Gamble                            1.02
------------------------------------------------------------
 Intel                                       1.00
------------------------------------------------------------
 IBM                                          .99
------------------------------------------------------------
 Subtotal                                   13.91
------------------------------------------------------------

BOND PORTFOLIO ACTIVE MANAGEMENT

     The bond portfolio is invested in U.S. Treasuries and Repurchase Agreements collateralized by U.S. Treasuries. The bond portfolio's average maturity was increased during the fiscal year. ISI's outlook for lower rates is the key reason for this orientation. Please see table below for a review of the bond portfolio average maturity.

                        9/30/97   11/30/97    5/31/98
------------------------------------------------------------
Average Maturity
including Repo          5.2 yrs   12.6 yrs   14.2 yrs
------------------------------------------------------------

INVESTMENT ADVISOR'S REPORT

     The Strategy Fund began on September 16, 1997 and now has over $18 million in assets. We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/s/ R. Alan Medaugh
___________________
R. Alan Medaugh
President

May 31, 1998


ECONOMIC OUTLOOK

THE ECONOMY

     ISI's forecast is for 1998 Nominal GDP to be 4% (3% real + 1% price). This would be a slowdown from last year's 6% level. Strength in auto sales, chain-store sales, and housing are likely to boost 2Q real consumer spending and real construction spending to 5% annual rate increases, which will probably be enough to produce 3% real GDP growth, even with an enormous trade drag. Hours worked are up at a 1% annual rate in the second quarter, which with 2% productivity, is also consistent with 3% real GDP.

     Five frameworks make us feel the economy is on the "3% real + 1% price" track we are forecasting. First, our strength versus weakness economic diffusion index has rolled over. Second, our company surveys have plateaued. Third, a number of market indicators point to a slowdown, e.g., commodity prices, gold, the performance of cyclical shares, etc. Fourth, household employment increases have slowed significantly. Fifth, over the past 6 weeks, our survey of manufacturing companies pricing power has collapsed. Please see chart below.


               [LINE GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]


ISI MFG COMPANIES PRICING POWER SURVEY
0 = WEAK 100 = STRONG MAY 8 15.5

                 LEVEL        4 Wk. Avg.

 7 JAN 94        20.8           18.0
14 JAN 94        20.8           19.0
21 JAN 94        20.8           19.9
28 JAN 94        21.4           21.0
 4 FEB 94        21.4           21.1
11 FEB 94        16.7           20.1
18 FEB 94        16.7           19.1
25 FEB 94        16.7           17.9
 4 MAR 94        25.0           18.8
11 MAR 94        25.0           20.9
18 MAR 94        24.1           22.7
25 MAR 94        24.1           24.6
 1 APR 94        24.1           24.3
 8 APR 94        20.8           23.3
15 APR 94        20.8           22.5
22 APR 94        20.8           21.6
29 APR 94        23.6           21.5
 6 MAY 94        23.6           22.2
13 MAY 94        23.6           22.9
20 MAY 94        27.8           24.7
27 MAY 94        27.8           25.7
 3 JUN 94        32.5           27.9
10 JUN 94        32.5           30.2
17 JUN 94        33.9           31.7
24 JUN 94        33.9           33.2
 1 JUL 94        33.9           33.6
 8 JUL 94        35.3           34.3
15 JUL 94        35.3           34.6
22 JUL 94        35.3           35.0
29 JUL 94        35.3           35.3
 5 AUG 94        33.9           35.0
12 AUG 94        33.9           34.6
19 AUG 94        33.9           34.3
26 AUG 94        43.6           36.3
 2 SEP 94        43.6           38.8
 9 SEP 94        45.8           41.7
16 SEP 94        45.8           44.7
23 SEP 94        52.8           47.0
30 SEP 94        52.8           49.3
 7 OCT 94        52.8           51.1
14 OCT 94        52.8           52.8
21 OCT 94        54.4           53.2
28 OCT 94        54.4           53.6
 4 NOV 94        56.9           54.6
11 NOV 94        56.9           55.7
18 NOV 94        57.5           56.4
25 NOV 94        57.5           57.2
 2 DEC 94        57.8           57.4
 9 DEC 94        57.8           57.7
16 DEC 94        58.9           58.0
23 DEC 94        58.9           58.4
30 DEC 94        60.6           59.1
 6 JAN 95        60.6           59.8
13 JAN 95        60.8           60.2
20 JAN 95        60.8           60.7
27 JAN 95        61.4           60.9
 3 FEB 95        61.4           61.1
10 FEB 95        56.9           60.1
17 FEB 95        56.9           59.2
24 FEB 95        56.9           58.0
 3 MAR 95        58.9           57.4
10 MAR 95        58.9           57.9
17 MAR 95        57.8           58.1
24 MAR 95        57.8           58.4
31 MAR 95        54.4           57.2
 7 APR 95        54.4           56.1
14 APR 95        57.2           56.0
21 APR 95        57.2           55.8
28 APR 95        56.7           56.4
 5 MAY 95        56.7           57.0
12 MAY 95        57.2           57.0
19 MAY 95        57.2           57.0
26 MAY 95        52.5           55.9
 2 JUN 95        52.5           54.9
 9 JUN 95        48.3           52.6
16 JUN 95        48.3           50.4
23 JUN 95        43.1           48.1
30 JUN 95        43.1           45.7
 7 JUL 95        41.8           44.1
14 JUL 95        41.8           42.5
21 JUL 95        41.8           42.1
28 JUL 95        41.8           41.8
 4 AUG 95        45.7           42.8
11 AUG 95        45.7           43.8
18 AUG 95        45.7           44.7
25 AUG 95        45.7           45.7
 1 SEP 95        45.4           45.6
 8 SEP 95        45.4           45.6
15 SEP 95        42.5           44.8
22 SEP 95        42.5           44.0
29 SEP 95        42.1           43.1
 6 OCT 95        42.1           42.3
13 OCT 95        40.4           41.8
20 OCT 95        40.4           41.3
27 OCT 95        39.9           40.7
 3 NOV 95        39.9           40.2
10 NOV 95        37.8           39.5
17 NOV 95        37.8           38.9
24 NOV 95        37.8           38.3
 1 DEC 95        37.8           37.8
 8 DEC 95        36.7           37.5
15 DEC 95        36.7           37.3
22 DEC 95        34.2           36.4
29 DEC 95        34.2           35.5
 5 JAN 96        34.2           34.8
12 JAN 96        34.2           34.2
19 JAN 96        29.4           33.0
26 JAN 96        29.4           31.8
 2 FEB 96        28.9           30.5
 9 FEB 96        28.9           29.2
16 FEB 96        28.6           29.0
23 FEB 96        28.6           28.8
 1 MAR 96        28.1           28.6
 8 MAR 96        28.1           28.4
15 MAR 96        28.5           28.3
22 MAR 96        28.5           28.3
29 MAR 96        29.0           28.5
 5 APR 96        29.0           28.8
12 APR 96        29.0           28.9
19 APR 96        29.0           29.0
26 APR 96        29.3           29.1
 3 MAY 96        29.3           29.2
10 MAY 96        31.0           29.7
17 MAY 96        31.0           30.2
24 MAY 96        31.5           30.7
31 MAY 96        31.5           31.3
 7 JUN 96        34.4           32.1
14 JUN 96        34.4           33.0
21 JUN 96        34.4           33.7
28 JUN 96        34.4           34.4
 5 JUL 96        32.5           33.9
12 JUL 96        32.5           33.5
19 JUL 96        32.8           33.1
26 JUL 96        32.8           32.7
 2 AUG 96        32.2           32.6
 9 AUG 96        32.2           32.5
16 AUG 96        32.2           32.4
23 AUG 96        32.2           32.2
30 AUG 96        32.2           32.2
 6 SEP 96        32.2           32.2
13 SEP 96        31.9           32.1
20 SEP 96        31.9           32.1
27 SEP 96        31.1           31.8
 4 OCT 96        31.1           31.5
11 OCT 96        30.6           31.2
18 OCT 96        30.6           30.9
25 OCT 96        30.8           30.8
 1 NOV 96        30.8           30.7
 8 NOV 96        30.3           30.6
15 NOV 96        30.3           30.6
22 NOV 96        30.0           30.4
29 NOV 96        30.0           30.2
 6 DEC 96        28.8           29.8
13 DEC 96        28.8           29.4
20 DEC 96        27.2           28.7
27 DEC 96        27.2           28.0
 3 JAN 97        27.2           27.6
10 JAN 97        27.2           27.2
17 JAN 97        26.9           27.1
24 JAN 97        26.9           27.1
31 JAN 97        28.1           27.3
 7 FEB 97        28.1           27.5
14 FEB 97        28.9           28.0
21 FEB 97        28.9           28.5
28 FEB 97        26.4           28.1
 7 MAR 97        26.4           27.7
14 MAR 97        26.4           27.0
21 MAR 97        26.4           26.4
28 MAR 97        25.6           26.2
 4 APR 97        25.6           26.0
11 APR 97        25.0           25.7
18 APR 97        25.0           25.3
25 APR 97        25.0           25.2
 2 MAY 97        25.0           25.0
 9 MAY 97        24.7           24.9
16 MAY 97        24.7           24.9
23 MAY 97        24.7           24.8
30 MAY 97        24.7           24.7
 6 JUN 97        24.4           24.6
13 JUN 97        24.4           24.6
20 JUN 97        24.4           24.5
27 JUN 97        24.4           24.4
 4 JUL 97        22.8           24.0
11 JUL 97        22.8           23.6
18 JUL 97        23.9           23.5
25 JUL 97        23.9           23.4
 1 AUG 97        24.4           23.8
 8 AUG 97        24.4           24.2
15 AUG 97        24.4           24.3
22 AUG 97        24.4           24.4
29 AUG 97        24.7           24.5
 5 SEP 97        24.7           24.6
12 SEP 97        24.4           24.6
19 SEP 97        24.4           24.6
26 SEP 97        24.7           24.6
 3 OCT 97        24.7           24.6
10 OCT 97        24.7           24.6
17 OCT 97        24.7           24.7
24 OCT 97        23.9           24.5
31 OCT 97        23.9           24.3
 7 NOV 97        23.9           24.1
14 NOV 97        23.9           23.9
21 NOV 97        24.2           24.0
28 NOV 97        24.2           24.1
 5 DEC 97        23.5           24.0
12 DEC 97        23.5           23.9
19 DEC 97        22.5           23.4
26 DEC 97        22.5           23.0
 2 JAN 98        22.3           22.7
 9 JAN 98        22.3           22.4
16 JAN 98        22.0           22.3
23 JAN 98        22.0           22.2
30 JAN 98        21.5           22.0
 6 FEB 98        21.5           21.8
13 FEB 98        21.0           21.5
20 FEB 98        21.0           21.3
27 FEB 98        20.5           21.0
 6 MAR 98        20.5           20.8
13 MAR 98        20.0           20.5
20 MAR 98        20.0           20.3
27 MAR 98        19.5           20.0
 3 APR 98        19.5           19.8
10 APR 98        19.0           19.5
17 APR 98        19.0           19.3
24 APR 98        18.8           19.1
 1 MAY 98        18.8           18.9
 8 MAY 98        15.5           18.0
15 MAY 98        15.5           17.2
22 MAY 98        12.5           15.6
29 MAY 98        12.5           14.0
 5 JUN 98        12.3           13.2
12 JUN 98        12.3           12.4
19 JUN 98        11.5           12.2
26 JUN 98          NA             NA

CORPORATE PROFITS AND THE EQUITY MARKET

     Over the past 9 months, equity analysts have reduced their 2Q 1998 earnings estimates from +14% y/y to +5% (Source: First Call, an analyst scorekeeping organization), and there's probably more to come. First Call calculates that the consensus is for 4Q 1998 earnings to be up +17% year over year. The stock market stalled over the past 8 weeks beginning the process of discounting earnings disappointment. Discounting seems to have been underway for the last six months. ISI's survey of Institutional Equity Managers (See chart at right) indicates they have been reducing this equity exposure since November. Currently, there is now more cushion in the system than was present last October when the market suffered a significant price crack. Our outlook is for corporate earnings to register a modest 2% growth for 1998 meaning there is still probably some downside risk in the market. We expect the damage will be limited and see new highs later this year because of lower interest rates and better earnings prospects for 1999.




               [LINE GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]


ISI INSTITUTIONAL EQUITY MANAGERS SURVEY
INVESTED POSITION 0 = MOST CASH
100 = FULLY INVESTED
JUN 16 54.7

                 LEVEL

 1 MAR 94          NA
 8 MAR 94          NA
15 MAR 94        56.3
22 MAR 94        56.3
29 MAR 94        53.0
 5 APR 94        54.0
12 APR 94        56.5
19 APR 94        53.8
26 APR 94        53.5
 3 MAY 94        52.8
10 MAY 94        52.8
17 MAY 94        50.8
24 MAY 94        51.0
31 MAY 94        52.0
 7 JUN 94        52.0
14 JUN 94        54.0
21 JUN 94        46.0
28 JUN 94        56.0
 5 JUL 94        52.0
12 JUL 94        51.0
19 JUL 94        50.3
26 JUL 94        51.0
 2 AUG 94        52.5
 9 AUG 94        49.0
16 AUG 94        54.8
23 AUG 94        53.3
30 AUG 94        56.0
 6 SEP 94        57.5
13 SEP 94        51.5
20 SEP 94        51.5
27 SEP 94        54.0
 4 OCT 94        50.5
11 OCT 94        50.8
18 OCT 94        48.3
25 OCT 94        49.5
 1 NOV 94        49.3
 8 NOV 94        50.3
15 NOV 94        54.5
22 NOV 94        50.8
29 NOV 94        53.5
 6 DEC 94        51.8
13 DEC 94        51.8
20 DEC 94        53.3
27 DEC 94        54.0
 3 JAN 95        53.0
10 JAN 95        52.5
17 JAN 95        52.3
24 JAN 95        50.5
31 JAN 95        51.0
 7 FEB 95        54.3
14 FEB 95        52.0
21 FEB 95        51.0
28 FEB 95        53.0
 7 MAR 95        51.8
14 MAR 95        52.8
21 MAR 95        53.5
28 MAR 95        54.0
 4 APR 95        53.8
11 APR 95        52.5
18 APR 95        52.0
25 APR 95        51.0
 2 MAY 95        50.3
 9 MAY 95        50.8
16 MAY 95        50.8
23 MAY 95        49.3
30 MAY 95        48.0
 6 JUN 95        48.8
13 JUN 95        49.0
20 JUN 95        48.0
27 JUN 95        49.8
 4 JUL 95        48.3
11 JUL 95        48.8
18 JUL 95        49.9
25 JUL 95        50.8
 1 AUG 95        52.1
 8 AUG 95        53.3
15 AUG 95        51.9
22 AUG 95        51.9
29 AUG 95        50.3
 5 SEP 95        50.1
12 SEP 95        51.9
19 SEP 95        53.7
26 SEP 95        54.6
 3 OCT 95        54.0
10 OCT 95        52.1
17 OCT 95        52.3
24 OCT 95        54.3
31 OCT 95        54.2
 7 NOV 95        53.3
14 NOV 95        52.4
21 NOV 95        54.3
28 NOV 95        53.3
 5 DEC 95        54.2
12 DEC 95        55.1
19 DEC 95        53.7
26 DEC 95        55.5
 2 JAN 96        56.9
 9 JAN 96        57.4
16 JAN 96        58.7
23 JAN 96        58.7
30 JAN 96        59.6
 6 FEB 96        60.3
13 FEB 96        57.6
20 FEB 96        57.4
27 FEB 96        56.5
 5 MAR 96        57.9
12 MAR 96        58.3
19 MAR 96        58.2
26 MAR 96        58.2
 2 APR 96        58.0
 9 APR 96        59.1
16 APR 96        56.8
23 APR 96        57.3
30 APR 96        56.6
 7 MAY 96        56.1
14 MAY 96        56.6
21 MAY 96        55.5
28 MAY 96        56.6
 4 JUN 96        56.4
11 JUN 96        55.7
18 JUN 96        53.0
25 JUN 96        54.3
 2 JUL 96        54.3
 9 JUL 96        53.0
16 JUL 96        54.3
23 JUL 96        53.9
30 JUL 96        53.9
 6 AUG 96        54.1
13 AUG 96        54.3
20 AUG 96        53.4
27 AUG 96        53.9
 3 SEP 96        53.2
10 SEP 96        53.4
17 SEP 96        51.9
24 SEP 96        51.9
 1 OCT 96        53.6
 8 OCT 96        53.9
15 OCT 96        54.3
22 OCT 96        54.6
29 OCT 96        56.0
 5 NOV 96        58.2
12 NOV 96        58.4
19 NOV 96        57.9
26 NOV 96        58.9
 3 DEC 96        58.9
10 DEC 96        58.4
17 DEC 96        58.3
24 DEC 96        56.9
31 DEC 96        57.6
 7 JAN 97        58.6
14 JAN 97        58.8
21 JAN 97        59.1
28 JAN 97        59.6
 4 FEB 97        60.5
11 FEB 97        59.3
18 FEB 97        59.8
25 FEB 97        59.8
 4 MAR 97        62.5
11 MAR 97        60.0
18 MAR 97        59.6
25 MAR 97        58.6
 1 APR 97        56.9
 8 APR 97        56.9
15 APR 97        56.9
22 APR 97        56.4
29 APR 97        56.1
 6 MAY 97        56.9
13 MAY 97        56.9
20 MAY 97        57.6
27 MAY 97        57.6
 3 JUN 97        58.4
10 JUN 97        59.0
17 JUN 97        57.8
24 JUN 97        56.8
 1 JUL 97        57.3
 8 JUL 97        58.8
15 JUL 97        58.5
22 JUL 97        58.9
29 JUL 97        59.9
 5 AUG 97        60.5
12 AUG 97        59.2
19 AUG 97        59.2
26 AUG 97        59.2
 2 SEP 97        59.7
 9 SEP 97        60.2
16 SEP 97        60.7
23 SEP 97        61.2
30 SEP 97        62.8
 7 OCT 97        63.8
14 OCT 97        62.8
21 OCT 97        62.8
28 OCT 97        63.8
 4 NOV 97        65.6
11 NOV 97        63.8
18 NOV 97        65.1
25 NOV 97        64.5
 2 DEC 97        63.3
 9 DEC 97        63.8
16 DEC 97        63.8
23 DEC 97        63.3
30 DEC 97        62.2
 6 JAN 98        60.5
13 JAN 98        60.5
20 JAN 98        59.7
27 JAN 98        59.2
 3 FEB 98        58.7
10 FEB 98        58.7
17 FEB 98        59.4
24 FEB 98        59.9
 3 MAR 98        59.9
10 MAR 98        58.9
17 MAR 98        58.4
24 MAR 98        58.4
31 MAR 98        57.9
 7 APR 98        55.4
14 APR 98        56.3
21 APR 98        55.7
28 APR 98        55.0
 5 MAY 98        54.5
12 MAY 98        54.5
19 MAY 98        54.8
26 MAY 98        54.7
 2 JUN 98        54.2
 9 JUN 98        53.5
16 JUN 98        54.7
23 JUN 98          NA

ECONOMIC OUTLOOK (concluded)


THE ASIAN FINANCIAL CRISIS

     Regarding Asia, each week brings new disappointments. There is little positive momentum. Core Pac Rim economies are collapsing, with Malaysian auto production recently reported contracting at a -96% annual rate. In the areas indirectly affected by the Asian crisis, Brazil's unemployment rate has surged from 5.6% just 7 months ago to 7.6% in April; the flu has spread! China's stock market has broken out on the downside, highlighting the devaluation risk. Japan's record setting $120 billion stimulus package is in the process of being pared back to just $45 billion. In our view, Asian growth is likely to surprise on the upside but the time frame is next spring.

INTEREST RATE OUTLOOK

     Based on Congressional Budget Office estimates for May, the Federal budget, on a 12-month sum basis, hit +$53 billion! For the entire year, ISI expects a +$80 billion surplus. This is good news for Treasury interest rates but not necessarily for the general level of rates in the U.S. This is because corporations are racing to issue new debt at a record setting pace. In fact the overall debt growth for the U.S. economy is expanding at a record pace.

SEC CALCULATIONS

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar

--------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN

                                       % Return with
  Periods ended 5/31/98:               Sales Charge
--------------------------------------------------------
  One Year                                   --
--------------------------------------------------------
  Since Inception (9/16/97)                6.01%
--------------------------------------------------------



                    CHANGE IN VALUE OF A $10,000 INVESTMENT*


                       September 16, 1997 - May 31, 1998



                           Wilshire   Consumer
                   ISI       5000      Price
                Strategy    Index      Index


                  9,555     10,000     10,000
                  9,574     10,075     10,025
                  9,412      9,738     10,044
                  9,622     10,065     10,056
                  9,785     10,249     10,062
                  9,871     10,299     10,062
                 10,303     11,050     10,068
                 10,649     11,612     10,068
                 10,716     11,741     10,093
                 10,600     11,430     10,125

* These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.45% maximum sales charge. The Whilshire 5000 Index is the broadest measure of the U.S. Equity market and incorporates both large and small capitalization stocks. Management is not aware of any single index that is truly representative of the Fund since its active management policy allows the manager to adjust the stock/bond balance and to adjust the weighted average maturity throughout each U.S. Treasury sector. The CPI is a widely used measure of inflation. The CPI performance is based on data released on 6/16/98. Past performance is not an indicator of future results.

quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the Fund's currently effective 4.45% maximum sales charge.

     These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

     Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

ISI STRATEGY FUND, INC.

Statement of Net Assets                         May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- 58.7%
AEROSPACE -- 0.9%
B.F. Goodrich Company                     210    $    10,762
The Boeing Company                        900         42,863
Coltec Industries*                        100          2,231
General Dynamics Corporation              100          4,444
Lockheed Martin Corporation               200         22,450
OEA, Inc.                                 100          1,713
Raytheon Company - Class B                300         16,406
Rockwell International Corporation        200         11,000
Sundstrand Corporation                    100          6,200
Textron, Inc.                             200         14,838
TRW, Inc.                                 100          5,356
United Technologies Corporation           200         18,800
                                                 -----------
                                                     157,063
                                                 -----------
AIR TRANSPORTATION -- 0.4%
AAR Corporation                           300          7,931
Airborne Freight Corporation              200          7,450
Alaska Airgroup Incorporated*             100          4,631
AMR Corporation*                          100         15,394
ASA Holdings, Inc.                        100          3,931
Comair Holdings, Inc.                     200          5,325
Delta Air Lines, Inc.                     100         11,500
FDX Corporation*                          100          6,413
PS Group Holdings, Inc.*                  100          1,294
Skywest, Inc.                             100          4,325
US Airways Group, Inc.*                   100          7,000
                                                 -----------
                                                      75,194
                                                 -----------
APPAREL -- 0.4%
Deckers Outdoor Corporation*              100            725
Fabri-Centers of America*                 400         11,800
Fruit of the Loom, Inc.*                  100          3,594
J.W. Mays, Inc.                           100          1,238
Liz Claiborne, Inc.                       100          5,069
Nautica Enterprises, Inc.*                100          2,925
NIKE, Inc. Class B                        300         13,800
Quaker Fabric Corporation*                100          2,662
Reebok International Ltd.*                100          2,875
S&K Famous Brands, Inc.*                  100          1,825
Springs Industries, Inc. - Class A        100          5,613
Unifi, Inc.                               100          3,894
VF Corporation                            100          5,319
Warnaco Group - Class A                   100          4,125
                                                 -----------
                                                      65,464
                                                 -----------
BANKS -- 5.1%
Amsouth Bancorporation                    150          5,766
The Bank of New York Company, Inc.        400         24,450
Banc One Corporation                      650         35,831


                                                      Market
                                        Shares         Value
------------------------------------------------------------
BANKS -- continued
BankAmerica Corporation                   700    $    57,881
BankBoston Corporation                    100         10,538
Bankers Trust Corporation                 100         12,350
BB&T Corporation                          100          6,619
Carolina First Corporation                100          2,762
CCB Financial Corporation                 100         10,950
Chase Manhattan Corporation               400         54,375
Citicorp                                  400         59,650
Comerica, Inc.                            150          9,863
Commerce Bancorp, Inc.                      5            278
Commerce Bancshares, Inc.                 100          4,862
Community Banks, Inc.                     150          3,788
Compass Bancshares, Inc.                  100          4,747
Crestar Financial Corporation             100          5,744
Fifth Third Bancorp                       300         14,775
First American Corporation                100          4,637
First Chicago NBD Corporation             300         26,231
First Financial Bancorp                   100          5,738
First Security Corporation                100          2,275
First Tennessee & National Corporation    100          3,175
First Union Corporation                   924         51,109
First Virginia Banks, Inc.                100          5,225
Firstar Corporation                       100          3,669
Firstmerit Corporation                    100          2,806
Fleet Financial Group, Inc.               300         24,600
Franchise Finance Corporation
 of America                               100          2,600
Greenpoint Financial Corporation          100          4,119
Hibernia Corporation - Class A            100          2,100
Huntington Bancshares, Inc.               200          6,550
J. P. Morgan & Company Incorporated       200         24,837
KeyCorp                                   400         15,175
Keystone Financial, Inc.                  100          3,900
Little Falls Bancorp, Inc.                100          2,063
Marshall & Isley Corporation              100          5,400
Mellon Bank Corporation                   200         13,487
Mercantile Bancorporation                 100          5,113
Mercantile Bankshares Corporation         100          3,563
National Bancorp of Alaska, Inc.          400         12,750
National City Bancshares, Inc.            210          8,413
National City Corporation                 320         21,680
NationsBank Corporation                   918         69,538
North Fork Bancorp, Inc.                  150          3,609
Northern Trust Corporation                100          7,053
Norwest Corporation                       700         27,213
Old Kent Financial Corporation            100          3,987
Pacific Century Financial Corporation     100          2,506

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
BANKS-- continued
Peoples Bank Bridgeport                   100    $     3,813
PNC Bank Corp                             300         17,325
Popular, Inc.                             100          6,937
Provident Bankshares Corporation          105          3,281
Provident Financial Group, Inc.           200         10,238
Regions Financial Corporation             100          4,113
Republic New York Corporation             100         12,844
Southtrust Corporation                    150          6,084
Southwest Bancorporation of Texas*        100          3,938
Star Banc Corporation                     100          6,100
State Street Corporation                  200         13,787
Summit Bancorporation                     200         10,025
SunTrust Banks, Inc.                      200         15,800
Synovus Financial Corporation             150          3,366
Trustmark Corporation                     100          2,138
U.S. Bancorp                              700         27,387
Union Planters Corporation                100          5,850
Unionbancal Corporation                   100          9,763
UST Corporation                           100          2,781
Wachovia Corporation                      200         16,012
Wells Fargo & Company                     100         36,150
Wilmington Trust Corporation              100          6,063
Zions Bancorporation                      100          5,100
                                                 -----------
                                                     929,245
                                                 -----------
BUSINESS MACHINES -- 3.9%
3Com Corporation*                         300          7,613
Adaptec, Inc.*                            100          1,519
Adobe Systems, Inc.                       100          3,994
Bay Networks, Inc.*                       200          5,537
BMC Software, Inc.*                       400         18,425
Cabletron Systems, Inc.*                  200          2,575
Centigram Communications
 Corporation*                             500          6,187
Ceridian Corporation*                     100          5,400
Cirrus Logic, Inc.*                       100          1,000
Cisco Systems, Inc.*                      950         71,844
Compaq Computer Corporation             1,400         38,238
Compuware Corporation*                    200          9,187
Concord EFS, Inc.*                        200          6,375
Data Dimensions, Inc.*                    300          4,238
Davox Corporation*                        100          1,837
Dell Computer Corporation*                600         49,444
Diebold, Inc.                             100          2,925
Digital Equipment Corporation*            200         10,975
Gateway 2000, Inc.*                       200          9,012
Honeywell, Inc.                           100          8,394
Informix Corporation                      100            681


                                                      Market
                                        Shares         Value
------------------------------------------------------------
BUSINESS MACHINES -- continued
Integrated Device Technology, Inc.*       100    $       937
International Business Machines
 Corporation                              900        105,638
Komag, Inc.                               100            987
Lexmark International Group, Inc. -
 Class A*                                 100          5,550
MicroAge, Inc.*                           200          2,700
Microchip Technology, Inc.*               100          2,450
Micron Electronics, Inc.*                 100          1,063
Microsoft Corporation*                  2,300        195,069
NCR Corporation*                          100          3,394
Network Appliance, Inc.*                  100          3,478
Novellus Systems, Inc.*                   100          3,781
Oracle Corporation*                       900         21,263
Pitney Bowes, Inc.                        300         14,100
Platinum Technology, Inc.*                100          2,737
Seagate Technology, Inc.*                 100          2,313
Shiva Corporation*                        100            937
Sigma Designs, Inc.*                    1,000          4,250
Sterling Commerce, Inc.*                  100          3,969
Sterling Software, Inc.*                  100          2,719
Storage Technology Corporation*           100          8,387
Sun Microsystems, Inc.*                   400         16,025
Sybase, Inc.*                             100            800
Tech Data Corporation*                    200          8,125
Telxon Corporation                        100          3,325
Total System Services, Inc.               150          3,131
Wang Laboratories, Inc.*                  100          2,400
Xerox Corporation                         300         30,825
                                                 -----------
                                                     715,753
                                                 -----------
BUSINESS SERVICES -- 2.7%
ABR Information Services, Inc.*           100          2,563
Accustaff, Inc.*                          100          3,294
A.C. Nielsen Corporation*                 100          1,287
Allied Waste Industries, Inc.*            100          2,650
America Online, Inc.*                     200         16,663
American Management Systems, Inc.*        100          2,712
Aspen Technology, Inc.*                   100          4,453
At Home Corporation*                      100          3,475
Automatic Data Processing, Inc.           300         19,088
BEA Systems, Inc.*                        100          2,006
Browning-Ferris Industries                100          3,556
Caribiner International, Inc.*            100          2,213
CDI Corporation*                          100          3,681
CheckFree Holdings Corporation*           100          2,269
Cintas Corporation                        100          4,569
Citrix Systems, Inc.*                     150          7,828
Cognizant Corporation                     200         10,650

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
BUSINESS SERVICES-- continued
Computer Associates International, Inc.   550    $    28,875
Computer Sciences Corporation*            200         10,388
Corrections Corporation of America*       100          2,275
Credit Acceptance Corporation*            100          1,031
Cytec Industries, lnc.*                   200          9,800
Deluxe Corporation                        100          3,356
DeVry, Inc.*                              100          3,981
DST Systems, Inc.*                        200         10,575
Dun & Bradstreet Corporation*             100          3,375
Ecolab, Inc.                              100          3,088
Equifax, Inc.                             100          3,637
First Data Corporation                    400         13,300
Fiserv, Inc.*                             100          5,897
FORE Systems, Inc.*                       100          2,200
Forrester Research, Inc.*                 100          3,525
Great Plains Software, Inc.*              100          3,650
GT Interactive Software Corporation*      100            937
H&R Block, Inc.                           100          4,400
HBO & Company                             200         11,544
Hudson General Corporation                100          4,812
IDX Systems Corporation*                  100          4,206
Information Resources, Inc.*              100          1,750
Integrated Circuit Systems, Inc.*         100          1,378
Interpublic Group of Companies, Inc.      100          5,931
J.D. Edwards & Company*                   100          3,678
Jacobs Engineering Group, Inc.*           100          3,213
Keane, Inc.*                              100          4,488
Labor Ready, Inc.*                        100          3,381
Laidlaw Environmental Services, Inc.      280          1,085
Lanvision Systems, Inc.*                  100            350
Lason Holdings, Inc.*                     300         12,188
Level 8 Systems, Inc.*                    100          1,150
Logic Works, Inc.*                        100          1,500
Manpower, Inc.                            100          4,294
Medaphis Corporation*                     100            750
MemberWorks, Inc.*                        100          2,725
Mentor Corporation                        300          7,941
Metamor Worldwide, Inc.*                  100          3,003
Morrison Health Care, Inc.                100          1,712
National Service Industries               200         10,200
Network Associates, Inc.*                 100          6,125
NFO Worldwide, Inc.*                      100          1,700
Offshore Logistics, Inc.*                 100          2,038
Olsten Corporation                        100          1,244
Omnicom Group, Inc.                       200          9,362
Online System Services, Inc.*             100          1,363
Open Market, Inc.*                        100          1,619
Parametric Technology Corporation*        200          6,131



                                                      Market
                                        Shares         Value
------------------------------------------------------------
BUSINESS SERVICES -- continued
Paychex, Inc.                             150    $     5,400
PeopleSoft, Inc.*                         300         13,106
Peregrine Systems, Inc.*                  100          2,063
Pre-Paid Legal Services, Inc.*            100          3,550
Preview Travel, Inc.*                     100          2,837
Programmer's Paradise, Inc.*              600          5,850
Project Software & Development, Inc.*     100          2,250
Protein Design Labs, Inc.*                100          2,513
PSW Technologies, Inc.*                   100            606
Puma Technologies, Inc.*                  100            600
Republic Industries, Inc.*                300          7,387
Reynolds and Reynolds Company             100          2,094
Robert Half International, Inc.*          100          5,063
Rural/Metro Corporation*                  100          2,362
ServiceMaster Company                     100          3,306
Siebel Systems, Inc.*                     100          2,275
SS&C Technologies, Inc.*                  700         11,550
Stratasys, Inc.*                          500          4,750
Sungard Data Systems, Inc.*               100          3,413
Symantec Corporation*                     100          2,387
Synopsys, Inc.*                           100          4,294
Syntel, Inc.*                              50          1,184
Tier Technologies, Inc.*                  100          1,837
Transworld Home Healthcare, Inc.*         700          4,550
True North Communications, Inc.           100          3,181
Unisource Worldwide, Inc.                 100          1,281
USA Waste Services, Inc.*                 300         14,156
USWEB Corporation*                        100          2,113
Verisign, Inc.*                           100          3,194
Viad Corporation                          100          2,700
Visio Corporation*                        100          4,687
Walker Interactive Systems, Inc.*         100          1,575
Waste Management, Inc.                    400         13,000
Westpoint Stevens, Inc.*                  100          3,275
Yahoo!, Inc.*                             100         10,950
York Research Corporation*              1,100          7,563
                                                 -----------
                                                     491,010
                                                 -----------
CHEMICALS -- 1.6%
Air Products and Chemicals, Inc.          100          8,700
Airgas, Inc.*                             100          1,519
Albemarle Corporation                     100          2,431
BetzDearborn, Inc.                        100          4,925
Cabot Corporation                         100          3,331
Crompton & Knowles Corporation            100          2,694
The Dow Chemical Company                  200         19,375
E.I. duPont de Nemours and Company      1,100         84,700
Eastman Chemical Company                  100          6,700

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
CHEMICALS-- continued
Ethyl Corporation                         100    $       706
Ferro Corporation                         100          2,863
Hercules, Inc.                            100          4,406
International Specialty Products, Inc.*   100          1,731
JLM Industries, Inc.*                     100          1,175
Lubrizol Corporation                      100          3,475
Lyondell Petrochemical                    100          3,119
Millenium Chemicals, Inc.                 100          3,163
Minnesota Mining and Manufacturing
 Company                                  400         37,050
Monsanto Company                          500         27,687
Morton International, Inc.                100          3,044
OXiGENE, Inc.*                            400          5,250
PPG Industries, Inc.                      300         21,863
Praxair, Inc.                             200          9,863
Rohm & Haas Company                       100         10,987
RPM, Inc.                                 100          1,700
Solutia, Inc.                             100          2,744
Synthetech, Inc.                        1,100          7,287
Twinlab Corporation*                      100          3,713
W.R. Grace & Company*                     100          1,856
Witco Corporation                         100          3,794
                                                 -----------
                                                     291,851
                                                 -----------
CONSTRUCTION -- 0.4%
ALYN Corporation*                         100            800
Apogee Enterprises, Inc.                  100          1,393
Centex Corporation                        100          3,575
Clayton Homes, Inc.                       100          1,881
Fluor Corporation                         100          4,769
Interface, Inc.                           100          3,919
Johns Manville Corporation                100          1,450
Justin Industries, Inc.                   100          1,587
Lafarge Corporation                       100          3,763
Lawson Products, Inc.                     100          2,713
Masco Corporation                         200         11,250
Medusa Corporation                        100          5,763
Owens Corning                             100          3,750
Palm Harbor Homes, Inc.*                  100          4,169
Puerto Rican Cement Company, Inc.         100          5,344
Republic Group, Inc.                      100          1,905
Sherwin-Williams Company                  200          6,650
Stanley Works                             100          4,750
Toll Brothers, Inc.*                      300          7,725
United Mobile Homes, Inc.                 100          1,125
Walter Industries, Inc.*                  100          1,913
WestTeleservices Corporation*             100          1,375
                                                 -----------
                                                      81,569
                                                 -----------

                                                      Market
                                        Shares         Value
------------------------------------------------------------
CONSUMER DURABLES: 0.4%
Bassett Furniture Industries, Inc.        300    $     9,150
Black & Decker Corporation                100          5,837
Craig Corporation*                        100          1,300
Hillenbrand Industries                    100          6,175
Kimball International, Inc. Class B       100          2,463
Linens 'n Things, Inc.*                   200          6,425
Maytag Corporation                        100          5,043
Newell Company                            200          9,650
RF Monolithics, Inc.*                     100          1,163
Shaw Industries, Inc.                     100          1,600
Sunbeam Corporation                       100          2,294
Viking Office Products, Inc.*             100          2,859
Windmere-Durable Holdings, Inc.*          400         12,675
                                                 -----------
                                                      66,634
                                                 -----------
CONTAINERS -- 0.2%
Crown Cork & Seal Company, Inc.           200         10,375
Gaylord Container Corporation*            100            837
Owens-Illinois, Inc.*                     100          4,494
Sealed Air Corporation*                    54          2,868
Stone Container Corporation*              400          7,100
U.S. Can Corporation*                     100          1,694
                                                 -----------
                                                      27,368
                                                 -----------
COSMETICS -- 1.3%
Alberto-Culver Company                    100          2,975
Avon Products, Inc.                       100          8,181
Clorox Company                            100          8,350
Colgate-Palmolive Company                 300         26,100
The Dial Corporation                      300          7,444
Estee Lauder Companies, Inc.              100          6,387
Gillette Corporation                      500         58,563
Procter & Gamble Company                1,300        109,119
ThermoLase Corporation*                   500          3,094
                                                 -----------
                                                     230,213
                                                 -----------
DOMESTIC OIL -- 0.7%
Amerada Hess Company                      100          5,406
Ashland, Inc.                             100          4,987
Atlantic Richfield Company                300         23,663
Benton Oil & Gas Company*                 100          1,044
Callon Petroleum Corporation*             100          1,650
Chesapeake Energy Corporation             100            431
Costilla Energy, Inc.*                    500          5,375
Cross Timbers Oil Company                 100          1,731
Diamond Offshore Drilling, Inc.           200          9,563
Fieldworks, Inc.*                         100            388
Global Industries Ltd.*                   100          2,131
Holly Corporation                         100          2,738
Magellan Petroleum Corporation*           300            712

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
DOMESTIC OIL-- continued
Midcoast Energy Resources, Inc.           110    $     2,503
Oryx Energy Company*                      100          2,331
Phillips Petroleum Company                200         10,013
Pool Energy Services Company*             100          2,038
Pride International, Inc.*                100          2,243
R&B Falcon Corporation*                   100          2,869
Santa Fe Energy Resources, Inc.*          100            994
Seven Seas Petroleum, Inc.*               100          2,538
St. Mary Land & Exploration Company       100          2,725
Sun Company                               100          4,250
Tosco Corporation                         100          3,174
Trans Montaigne Oil Company*              100          1,619
Transocean Offshore, Inc.                 100          4,931
Union Pacific Resources Group, Inc.       100          2,025
Unocal Corporation                        200          7,125
UNOVA, Inc.*                              100          2,213
USX-Marathon Group                        300         10,500
                                                 -----------
                                                     123,910
                                                 -----------
DRUGS AND MEDICINE -- 6.2%
Abbott Laboratories                       700         51,931
Aetna, Inc.                               100          7,819
Allegiance Corporation                    100          5,000
Allergan, Inc.                            100          4,200
ALZA Corporation*                         100          4,838
American Home Products
 Corporation                            1,200         57,975
Amerisource Health Corporation -
 Class A*                                 100          5,437
Amgen, Inc.*                              300         18,150
Arrow International, Inc.                 100          3,456
Arterial Vascular Engineering, Inc.*      100          3,091
Barr Laboratories, Inc.*                  100          4,081
Bausch & Lomb, Inc.                       100          4,981
Baxter International, Inc.                300         17,156
Becton, Dickinson and Company             100          7,075
Bergen Brunswig Corporation               200          8,300
Beverly Enterprises, Inc.*                100          1,431
Biogen, Inc.*                             100          4,400
Biomet, Inc.                              100          2,888
Boston Scientific Corporation*            200         12,750
Bristol-Myers Squibb Company              900         96,750
C.R. Bard, Inc.                           100          3,469
Cardinal Health, Inc.                     100          8,913
Care Matrix Corporation*                  100          2,312
Carter-Wallace, Inc.                      400          7,125
Centocor, Inc.*                           100          3,900
Chiron Corporation                        100          1,806
Columbia/HCA Healthcare Corporation       600         19,613
Covance, Inc.*                            100          2,119


                                                      Market
                                        Shares         Value
------------------------------------------------------------
DRUGS AND MEDICINE -- continued
DePuy, Inc.                               100    $     2,987
Eli Lilly and Company                   1,000         61,438
First Health Group Corporation*           200         11,362
Forest Laboratories, Inc.*                100          3,300
Foundation Health Systems, Inc.*          100          3,044
Genentech, Inc.*                          200         13,800
Gensia Sicor, Inc.*                       100            425
Genzyme Corporation
 (General Division)*                      100          2,737
Guidant Corporation                       200         12,888
Health Management Associates, Inc.*       200          5,963
HEALTHSOUTH Corporation*                  400         11,350
Humana, Inc.                              100          3,106
ICN Pharmaceuticals, Inc.                 100          4,319
Inhale Therapeutic Systems*               100          3,300
Ivax Corporation*                         100            900
Johnson & Johnson                       1,300         89,781
Mallinckrodt, Inc.                        100          3,081
Manor Care, Inc.                          100          3,156
McKesson Corporation                      100          7,813
Med Partners, Inc.*                       100            894
Medtronic, Inc.                           400         22,250
Merck & Co., Inc.                       1,100        128,769
Mylan Laboratories                        100          3,000
Oakley, Inc.*                             100          1,306
Omnicare, Inc.                            100          3,506
Oxford Health Plans, Inc.*                100          1,725
PAREXEL International Corporation*        200          6,000
Perrigo Company*                          100          1,100
Pfizer, Inc.                            1,200        125,775
Pharmerica, Inc.                          100          1,219
PhyCor, Inc.*                             100          1,687
PSS World Medical, Inc.*                  100          1,250
Quintile Transnational Corporation*       100          4,863
Quorum Health Group, Inc.*                100          3,006
Schering-Plough Corporation               700         58,581
Scios, Inc.                               100            937
Sola International, Inc.*                 100          3,956
Specialty Care Network, Inc.*             100            988
St. Jude Medical, Inc.*                   100          3,575
SteriGenics International, Inc.*          200          4,100
Stryker Corporation                       100          4,075
Sunrise Assisted Living, Inc.*            100          3,012
Sybron International Corporation*         300          7,181
Tenet Healthcare Corporation*             100         10,500
Total Renal Care Holdings, Inc.*          300          9,206
United Healthcare Corporation             200         12,800
United States Surgical Corporation        100          3,975

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
DRUGS AND MEDICINE-- continued
UROCOR, Inc.*                             100    $       738
Vencor, Inc.                              100            950
Ventas, Inc.*                             100          1,613
Warner-Lambert Company                    900         57,431
Watson Pharmaceuticals, Inc.*             100          4,375
Wellpoint Health Networks, Inc.*          100          6,500
Zonagen, Inc.*                            100          3,650
                                                 -----------
                                                   1,120,209
                                                 -----------
ELECTRONICS -- 3.3%
Acxiom Corporation*                       100          2,162
Advanced Fibre Communication, Inc.*       100          3,706
Allen Telecom, Inc.*                      100          1,200
Alliant Techsystems, Inc.*                100          6,450
AMP, Inc.                                 100          3,800
Andrew Corporation*                       100          2,197
Applied Materials, Inc.*                  500         16,000
Ascend Communications, Inc.*              200          8,638
Atmel Corporation*                        100          1,481
AVX Corporation                           100          1,887
Barnett, Inc.*                            100          1,813
Bell Industries, Inc.*                    100          1,262
Blonder Tongue Laboratories, Inc.*        100            963
Cadence Design Systems, Inc.*             100          3,525
CIENA Corporation*                        200         10,400
Cypress Semiconductor Corporation*        100            856
Electro Scientific Industries, Inc.*      100          3,350
Electronic Data Systems Corporation       500         18,188
EMC Corporation*                          500         20,719
Excel Communications, Inc.*               100          2,200
Excel Technology, Inc.*                   100          1,012
General Instrument Corporation*           400          9,525
General Semiconductor, Inc.*              800         10,800
General Signal Corporation                200          8,225
GenRad, Inc.*                             300          5,250
GeoTel Communications Corporation*        100          2,719
Glenayre Technologies, Inc.*              700         10,719
Hearst-Argyle Television, Inc.*           100          3,600
Hewlett-Packard Company                 1,000         62,125
Intel Corporation                       1,500        107,156
ITT Industries, Inc.                      100          3,687
KLA-Tencor Corporation*                   100          3,388
Level One Communications, Inc.*           200          5,338
Linear Technology Corporation             100          6,994
Loral Space & Communications Ltd.*        100          2,537
Lucent Technologies, Inc.               1,200         85,125
Metal Management, Inc.*                   100          1,000
Methode Electronics, Inc. - Class A       300          3,825



                                                      Market
                                        Shares         Value
------------------------------------------------------------
ELECTRONICS -- continued
Micron Technology, Inc.*                  400    $     9,425
Motorola, Inc.                            600         31,762
MRV Communications, Inc.*                 300          6,975
Netscape Communications
 Corporation*                             100          2,450
NEXTEL Communications, Inc. -
 Class A*                                 500         11,781
Omnipoint Corporation*                    100          2,056
P-COM, Inc.*                              100          1,500
QUALCOMM, Inc.*                           100          5,213
Rambus, Inc.*                             100          3,866
Rational Software Corporation*            100          1,525
SCI Systems, Inc.*                        100          3,412
Scientific-Atlanta, Inc.                  100          2,206
Sensormatic Electronics Corporation       100          1,281
Sequent Computer Systems, Inc.*           100          1,656
Snyder Communication, Inc.*               100          4,031
Solectron Corporation*                    100          4,138
Speed Fam International, Inc.*            100          1,950
Symbol Technologies, Inc.                 100          3,519
Tele-Communications International,
 Inc.*                                    100          1,706
Tellabs, Inc.*                            200         13,744
Teradyne, Inc.                            100          3,075
Texas Instruments, Inc.                   400         20,550
Thermo Electron Corporation*              100          3,513
ThermoQuest Corporation*                  100          1,500
Thomas & Betts Corporation                100          5,344
Transaction Network Services, Inc.*       100          2,037
United States Satellite Broadcasting
 Company, Inc.*                           100            956
Vicor Corporation*                        100          1,563
Vishay Intertechnology, Inc.*             105          2,343
Watkins-Johnson Company                   100          2,519
Western Digital Corporation*              100          1,700
Western Wireless Corporation*             100          1,850
Xilinx, Inc.*                             100          3,803
Zenith Electronics Corporation*           100             50
                                                 -----------
                                                     608,821
                                                 -----------
ENERGY AND UTILITIES -- 2.2%
AES Corporation*                          200          9,512
AGL Resources, Inc.                       100          2,000
Alleghny Energy, Inc.                     100          2,806
Ameren Corporation                        100          3,913
American Electric Power Company           200          9,075
American Water Works Company, Inc.        100          2,937

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
ENERGY AND UTILITIES-- continued
Atrion Gas and Electric Company           400    $     4,000
Baltimore Gas and Electric Company        100          3,044
BEC Energy                                100          4,056
CalEnergy Company, Inc.*                  100          3,025
California Water Service Group            100          2,219
Carolina Power and Light Company          100          4,100
Central & South West Corporation          200          5,287
Cinergy Corporation                       100          3,231
CMS Energy Corporation                    100          4,356
Coastal Company                           100          7,050
Columbia Energy Corporation               100          8,438
Conectiv, Inc.                             75          1,533
Conectiv, Inc. - Class A                    1             16
Consolidated Edison Company
 of New York, Inc.                        200          9,075
Consolidated Natural Gas Company          100          5,656
Dominion Resources, Inc.                  200          7,938
DQE, Inc.                                 100          3,287
DTE Energy Company                        100          3,956
Duke Energy Corporation                   300         17,288
Edison International                      400         11,800
El Paso Natural Gas Company               100          3,862
Energy East Corporation                   100          4,062
Enova Corporation                         100          2,556
Enron Corporation                         300         15,038
First Energy Corporation                  200          5,937
Florida Progress Corporation              100          4,125
FPL Group, Inc.                           200         12,288
Global Industrial Technologies, Inc.*     100          1,694
GPU, Inc.                                 100          3,850
Houston Industries, Inc.                  300          8,587
Illinova Corporation                      100          2,906
Interstate Energy Corporation             100          3,006
IPALCO Enterprises, Inc.                  100          4,213
Kansas City Power & Light Company         100          2,875
LG&E Energy Corporation                   100          2,656
Long Island Lighting Company              100          2,981
MCN Energy Group, Inc.                    100          3,600
MDU Resources Group, Inc.                 200          6,663
Mid American Energy Holding Company       100          2,081
Middlesex Water Company                   100          2,006
Montana Power Company                     100          3,625
New Century Energies, Inc.                100          4,600
New England Electric System               100          4,175
Niagra Mohawk Power Corporation*          100          1,238
NICOR, Inc.                               100          3,862
Nipsco Industries, Inc.                   100          2,688


                                                      Market
                                        Shares         Value
------------------------------------------------------------
ENERGY AND UTILITIES -- continued
Northeast Utilities*                      100    $     1,594
Northern States Power Company             100          5,687
Northwestern Corporation                  100          2,413
OGE Energy Corp.                          200         10,725
Pacific Enterprises                       100          3,806
PG&E Corporation                          500         15,750
Pinnacle West Capital Corporation         100          4,494
Public Service Enterprises Group, Inc.    200          6,612
Puget Sound Energy, Inc.                  100          2,613
SCANA Corporation                         100          2,881
Seagull Energy Corporation*               100          1,656
Sierra Pacific Resources                  100          3,431
Sonat, Inc.                               100          3,919
Southern Company                          700         18,594
TECO Energy, Inc.                         100          2,619
Texas Utilities Company                   200          7,900
Unicom Corporation                        200          6,875
UtiliCorp United, Inc.                    100          3,556
Washington Gas Light Company              100          2,606
Washington Water Power Company            100          2,156
Western Resources, Inc.                   100          3,838
WICOR, Inc.                               100          4,575
The Williams Companies, Inc.              400         12,975
Wisconsin Energy Corporation              100          2,950
WPS Resources Corporation                 200          6,262
                                                 -----------
                                                     395,259
                                                 -----------
ENERGY - RAW MATERIALS -- 0.9%
AMCOL International Corporation           650          8,938
Anardarko Petroleum Corporation           100          6,600
Arabian Shield Development Company*       100            275
Aztec Manufacturing Company               100          1,337
Baker Hughes Incorporated                 300         10,800
Burlington Resources, Inc.                200          8,425
Dawson Geophysical Company*               100          1,600
Denbury Resources, Inc.*                  100          1,663
Dresser Industries, Inc.                  200          9,312
EEX Corporation*                          100            988
Halliburton Company                       200          9,475
Harken Energy Corporation*                200          1,037
Helmerich & Payne, Inc.                   100          2,525
KCS Energy, Inc.                          100          1,188
Key Energy Group, Inc.*                   100          1,644
Louis Dreyfus Natural Gas Corporation*    100          1,750
MAXXAM, Inc.*                             100          5,894
McDermott International, Inc.             200          7,637
Nabors Industries, Inc.*                  100          2,356
Newpark Resources, Inc.*                  100          1,819

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
ENERGY - RAW MATERIALS-- continued
NGC Corporation                           100    $     1,519
Noble Affiliates, Inc.                    100          3,906
Occidental Petroleum Corporation          500         13,813
Parker Drilling Company*                  100            844
Petroleum Development Corporation*        100            550
Schlumberger Limited                      500         39,031
Seitel, Inc.*                             100          1,700
Smith International, Inc.*                100          4,906
Trico Marine Services, Inc.*              100          1,975
Union Texas Petroleum Holdings, Inc.      100          2,750
Valero Energy Corporation                 100          3,262
Varco International, Inc.*                100          2,606
Western Atlas, Inc.*                      100          8,656
XCL Ltd.*                                 100            400
                                                 -----------
                                                     171,181
                                                 -----------
FOOD AND AGRICULTURE -- 2.8%
Archer-Daniels-Midland Company            500          9,438
Bestfoods                                 300         16,931
Bob Evans Farms, Inc.                     300          6,394
Campbell Soup Company                     400         21,800
Chiquita Brands International, Inc.       100          1,344
The Coca-Cola Company                   2,300        180,262
Coca Cola Enterprises, Inc.               400         15,025
ConAgra, Inc.                             500         14,625
Dean Foods Company                        100          4,925
Dole Food Company, Inc.                   100          4,619
Flowers Industries, Inc.                  300          6,188
General Mills, Inc.                       100          6,825
H.J. Heinz Company                        300         15,919
Hershey Foods Corporation                 100          6,925
IBP, Inc.                                 100          1,937
International Home Foods, Inc.*           100          2,713
Interstate Bakeries Corporation           100          3,225
Keebler Foods Company*                    100          2,906
Kellogg Company                           400         16,525
Lance, Inc.                               200          4,200
Lindsay Manufacturing Company             100          4,650
McCormick & Co., Inc.                     200          6,700
Mississippi Chemical Corporation          100          1,675
Nash Finch Company                        400          6,750
PepsiCo, Inc.                           1,400         57,138
Pioneer Hi-Bred International, Inc.       200          7,612
The Quaker Oats Company                   100          5,769
Ralston-Purina Group                      100         11,131
Rexall Sundown, Inc.*                     100          3,350
Sara Lee Corporation                      400         23,550
Smithfield Foods, Inc.*                   100          2,700



                                                      Market
                                        Shares         Value
------------------------------------------------------------
FOOD AND AGRICULTURE -- continued
Suiza Foods Corporation*                  200    $    11,687
SUPERVALU, Inc.                           100          4,188
Terra Industries, Inc.                    100          1,012
Whitman Corporation                       100          2,169
Wild Oats Markets, Inc.*                  100          2,875
Wm. Wrigley Jr. Company                   100          9,625
                                                 -----------
                                                     505,307
                                                 -----------
GOLD -- .07%
Battle Mountain Gold Company              100            531
Homestake Mining Company                  700          7,613
Newmont Gold Company                      200          5,212
                                                 -----------
                                                      13,356
                                                 -----------
INSURANCE -- 2.5%
20th Century Industries                   100          2,819
Acceptance Insurance Companies, Inc.*     200          4,600
AFLAC, Inc.                               100          6,394
Allmerica Financial Corporation           100          6,269
Allstate Corporation                      400         37,650
Ambac Financial Group, Inc.               100          5,469
American Bankers Insurance Group, Inc.    100          6,000
American General Corporation              300         20,137
American International Group, Inc.        700         86,669
Amerin Corporation*                       300          9,019
Aon Corporation                           200         12,812
Argonaut Group, Inc.                      100          3,213
Chubb Corporation                         200         15,912
Cigna Corporation                         200         13,700
Cincinnati Financial Corporation          300         12,600
CNA Financial Corporation                 100         15,125
Conseco, Inc.                             200          9,325
Erie Indemnity Company                    200          5,700
The Equitable Companies, Inc.             200         13,775
FBL Financial Group, Inc.                 100          2,806
General Re Corporation                    100         21,988
The Hartford Financial Services Group     100         11,006
Jefferson-Pilot Corporation               150          8,587
Life Re Corporation                       200         14,725
Marsh and McLennan Companies, Inc.        200         17,513
MBIA, Inc.                                100          7,456
MGIC Investment Corporation               100          5,994
The PMI Group, Inc.                       100          7,519
The Progressive Corporation               100         13,787
Protective Life Corporation               200          7,200
Reliance Group Holdings, Inc.             100          1,806
Risk Capital Holdings, Inc.*              100          2,488
RLI Corp.                                 200         10,425
SCPIE Holdings, Inc.                      100          3,625

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INSURANCE -- continued
Selective Insurance Group, Inc.           200    $     5,275
The St. Paul Companies, Inc.              200          8,875
Transamerica Corporation                  100         11,500
Travelers Property Casualty
 Corporation                              100          4,156
United Companies Financial
 Corporation                              100          1,837
                                                 -----------
                                                     455,756
                                                 -----------
INTERNATIONAL OIL -- 1.8%
Amoco Corporation                         900         37,631
Aviva Petroleum, Inc.*                    600            563
Chevron Corporation                       600         47,925
Exxon Corporation                       2,300        162,150
Mobil Corporation                         700         54,600
Texaco, Inc.                              500         28,875
                                                 -----------
                                                     331,744
                                                 -----------
LIQUOR -- 0.2%
Anheuser-Busch Companies, Inc.            400         18,375
Brown Forman Corporation - Class B        100          5,763
Robert Mondavi Corporation*               100          3,562
                                                 -----------
                                                      27,700
                                                 -----------
MEDIA -- 1.6%
The Ackerley Group, Inc.                  100          2,000
A.H. Belo Corporation                     100          5,150
AMC Entertainment, Inc.*                  400          7,200
ANTEC Corporation*                        100          1,916
BI, Inc.*                                 100            962
CBS Corporation*                          700         22,225
Century Communications Corporation*       100          1,594
Chancellor Media Corporation*             100          4,181
Clear Channel Communications, Inc.*       100          9,588
Comcast Corporation                       300         10,284
Cox Communications, Inc.*                 200          8,738
Cymer, Inc.*                              100          1,903
Dow Jones & Company, Inc.                 100          4,812
E.W. Scripps Company                      100          5,288
Gannett Company, Inc.                     300         19,781
Gartner Group, Inc.*                      100          3,306
Gaylord Entertainment Company             100          3,369
Harte-Hanks Communications, Inc.          100          2,263
Hollinger International, Inc.             100          1,606
John Wiley & Sons, Inc. - Class A         100          5,400
Jones Intercable, Inc.*                   100          2,150
King World Productions, Inc.*             100          2,550
Knight-Ridder, Inc.                       100          5,706
Maxwell Technologies, Inc.*               100          2,688



                                                      Market
                                        Shares         Value
------------------------------------------------------------
INSURANCE -- continued
McClatchy Company                         100    $     2,969
McGraw-Hill Companies, Inc.               100          7,819
Meredith Corporation                      100          3,975
Merrimac Industries, Inc.                 110          1,609
Metro-Goldwyn-Mayer, Inc.*                100          2,444
Metromedia International Group, Inc.*     100          1,350
New York Times Company                    100          7,050
NewsEDGE Corporation*                     100          1,150
Outdoor Systems, Inc.*                    100          3,000
Plenum Publishing Corporation             100          6,750
PRIMEDIA, Inc.*                           100          1,331
R.R. Donnelley & Sons Company             100          4,500
Reader's Digest Association, Inc.         100          2,850
Spelling Entertainment Group, Inc.*       100            938
Tele-Communications TCI Ventures
 Group*                                   400          6,963
Tele-Communications, Inc.*                500         17,156
Thomas Nelson, Inc.                       100          1,294
TimeWarner, Inc.                          500         38,906
Times Mirror Company                      100          6,400
Tres Com International, Inc.*             100          1,062
Tribune Company                           100          6,688
USA Networks, Inc.*                       100          2,450
Viacom, Inc. - Class B*                   300         16,500
Westwood One, Inc.*                       100          2,675
                                                 -----------
                                                     282,489
                                                 -----------
MISCELLANEOUS FINANCE -- 4.2%
A.G. Edwards, Inc.                        100          4,044
Affiliated Managers Group, Inc.*          100          3,581
Allied Capital Corporation                100          2,425
AMB Property Corporation                  100          2,381
American Express Company                  400         41,050
Arden Realty, Inc.                        100          2,744
Area Bancshares Corporation               300         10,650
Associated Estates Realty Corporation     300          5,700
Associates First Capital Corporation      362         27,089
The Bear Stearns Companies, Inc.          100          5,425
Beneficial Corporation                    100         13,400
Berkshire Hathaway, Inc.*                   1         70,700
Capital Factors Holdings, Inc.*           400          7,375
Capital One Financial Corporation         100          9,981
CarrAmerica Realty Corporation            100          2,800
The Charles Schwab Corporation            400         13,200
Charter One Financial, Inc.               200          6,850
The CIT Group, Inc.                       100          3,150
Commercial Net Lease Realty               300          4,819
Conning Corporation                       100          2,050

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
MISCELLANEOUS FINANCE-- continued
Countrywide Credit Industries, Inc.       100    $     4,625
CPB, Inc.                                 400          7,600
Crescent Real Estate Equities Company     100          3,425
Dain Rauscher Corporation                 100          5,675
Dime Bancorp, Inc.                        100          2,919
Equity Office Properties Trust            200          5,500
Everest Reinsurance Holdings, Inc.        200          7,775
Fannie Mae                              1,000         59,875
First Washington Realty Trust, Inc.       400         10,075
FIRSTPLUS Financial Group, Inc.*          200          7,975
Franklin Resources, Inc.                  300         14,662
Freddie Mac                               700         31,850
Golden State Bancorp, Inc.*               100          3,831
Green Tree Financial Corporation          300         12,056
H.F. Ahmanson & Company                   100          7,625
Health and Retirement Property Trust      200          3,700
Household International, Inc.             100         13,531
Indymac Mortgage Holdings, Inc.           100          2,369
IRT Property Company                      100          1,137
Lehman Brothers Holding, Inc.             100          7,094
Leucadia National Corporation             100          3,431
Liberty Property Trust                    100          2,644
M.D.C. Holdings, Inc.                     100          1,513
Mack-Cali Realty Corporation              100          3,600
MBNA Corporation                          500         15,844
Mechanics Savings Bank*                   400         11,950
Meditrust Companies                       100          2,819
Merrill Lynch & Co., Inc.                 300         26,850
The Money Store, Inc.                     100          3,300
Morgan Stanley, Dean Witter, Discover
 and Co.                                  600         46,837
New Plan Realty Trust                     100          2,344
Northwest Savings Bank                    300          4,875
Ocwen Asset Investment Corporation        100          1,700
Ocwen Financial Corporation*              100          2,438
Pacific America Money Center, Inc.*       100          2,100
Paine Webber Group, Inc.                  100          4,294
Patriot American Hospitality, Inc.        200          4,787
Pennsylvania Real Estate Investment
 Trust                                    100          2,356
Prime Retail, Inc.                        500          6,594
Providian Financial Corporation           100          6,363
Public Storage, Inc.                      100          3,000
R&G Financial Corporation                 100          3,925
Security Capital Industrial Trust         100          2,462
Security Capital Pacific Trust            100          2,256
SLM Holding Corporation                   250          9,984
Sovereign Bancorp, Inc.                   260          4,599



                                                      Market
                                        Shares         Value
------------------------------------------------------------
MISCELLANEOUS FINANCE -- continued
Storage Trust Realty                      100    $     2,413
T. Rowe Price Associates, Inc.            200          7,087
TCF Financial Corporation                 100          3,256
Travelers Group, Inc.                   1,039         63,379
United Asset Management
 Corporation                              200          5,200
United Dominion Realty Trust, Inc.        100          1,413
Vision Twenty-One, Inc.*                  600          4,387
Washington Mutual, Inc.                   300         21,188
Westfield America, Inc.                   100          1,750
White River Corporation*                  100          8,925
                                                 -----------
                                                     754,576
                                                 -----------
MOTOR VEHICLES -- 1.2%
Aftermarket Technology Corporation*       100          1,712
Automobile Protection Corporation*        100          1,225
Cascade Corporation                       500          8,562
Chrysler Corporation                      500         27,813
Eaton Corporation                         100          8,981
Echlin, Inc.                              200          9,500
Excelsior-Henderson Motorcycle
 Manufacturing Co.*                       100            631
Ford Motor Company                      1,100         57,062
General Motors Corporation                700         50,356
Hayes Lemmerz International, Inc.*        100          3,918
Lear Corporation*                         100          5,338
Meritor  Automotive, Inc.                 100          2,406
Myers Industries, Inc.                    100          2,112
Navistar International Corporation*       200          6,037
Penske Motorsports, Inc.*                 100          3,225
Safety Components International, Inc.*    100          1,700
Sonic Automotive, Inc.*                   100          1,788
Stoneridge, Inc.*                         100          2,225
Superior Industries International, Inc.   100          2,912
Titan International, Inc.                 100          1,944
U.S. Rentals, Inc.*                       200          6,487
United Auto Group, Inc.*                  100          2,050
Wynn's International, Inc.                100          2,100
                                                 -----------
                                                     210,084
                                                 -----------
NON-DURABLES AND ENTERTAINMENT-- 0.9%
A.T. Cross Company                        100          1,156
American Greetings Corporation            100          4,750
AMF Bowling, Inc.*                        100          2,500
Applebee's International, Inc.            100          2,437
Applied Science and Technology, Inc.*     100            925
At Entertainment, Inc.*                   100          1,700
Boston Chicken, Inc.*                     100            203

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- continued
NON-DURABLES AND ENTERTAINMENT -- continued
Boyd Gaming Corporation*                  100    $       669
Brinker International, Inc.*              100          2,175
Cheesecake Factory, Inc.*                 150          3,028
CKE Restaurants, Inc.                     100          3,175
Concepts Direct, Inc.*                    100          1,475
Consolidated Products, Inc.*              100          1,981
Cracker Barrel Old Country Store, Inc.    100          3,225
Cytyc Corporation*                        100          1,675
Darden Restaurants, Inc.                  100          1,544
Electronic Arts, Inc.*                    100          4,350
Foodmaker, Inc.*                          100          1,688
Fortune Brands, Inc.                      200          7,687
Frisch's Restaurants, Inc.                100          1,194
Harcourt General, Inc.                    100          5,450
Hasbro, Inc.                              100          3,825
II Fornaio (America) Corporation*         100          1,312
International Game Technology             100          2,469
Landry's Seafood Restaurant's, Inc.*      100          2,266
Mattel, Inc.                              300         11,362
McDonald's Corporation                    600         39,375
The Ohio Art Company                      100          2,550
On Command Corporation*                   400          5,500
Orphan Medical, Inc.*                     100          1,087
Papa John's International, Inc.*          100          4,163
Pizza Inn, Inc.                           100            569
Planet Hollywood International, Inc.*     100            856
Premark International, Inc.               100          3,206
Rainforest Cafe, Inc.*                    100          1,391
Rubbermaid, Inc.                          100          3,262
Ryan's Family Steak Houses, Inc.*         100          1,019
Service Corporation International         200          8,175
Sotheby's Holding, Inc.                   100          2,300
Starbucks Corporation*                    100          4,800
Taco Cabana, Inc.*                        100            637
Triarc Companies*                         100          2,438
Tricon Global Restaurants, Inc.*          140          4,349
Tupperware Corporation                    100          2,700
Wendy's International, Inc.               100          2,469
                                                 -----------
                                                     165,067
                                                 -----------
NON-FERROUS METALS -- 0.2%
AFC Cable Systems, Inc.*                  100          3,375
Aluminum Company of America               200         13,874
Cyprus Amax Minerals Company              400          6,350
Howmet International, Inc.*               100          1,512
Kaiser Aluminum Corporation*              100          1,038



                                                      Market
                                        Shares         Value
------------------------------------------------------------
NON-FERROUS METALS -- continued
Minerals Technologies, Inc.               100    $     5,294
Titanium Metals Corporation               100          2,431
                                                 -----------
                                                      33,874
                                                 -----------
OPTICAL AND PHOTO -- 0.2%
Corning, Inc.                             100          3,944
CPI Corporation                           100          2,563
DENTSPLY International, Inc.              100          3,374
Eastman Kodak Company                     300         21,413
Meade Instruments Corporation*            100          1,037
Perceptron, Inc.*                         400          4,900
Photronics, Inc.*                         100          2,638
Todd-AO Corporation                       100          1,250
                                                 -----------
                                                      41,119
                                                 -----------
PAPER AND FOREST PRODUCTS -- 0.6%
Boise Cascade Corporation                 100          3,338
Bowater Incorporated                      200         10,125
Buckeye Technologies, Inc.*               100          2,256
Caraustar Industries, Inc.                100          3,069
Chesapeake Corporation                    100          3,550
Georgia-Pacific Group                     100          6,419
Georgia-Pacific Timber Group              100          2,355
International Paper Company               300         13,800
Jefferson Smurfit Corporation*            400          7,375
Kimberly-Clark Corporation                500         24,781
Long View Fibre Company                   100          1,650
Louisiana-Pacific Corporation             100          1,994
P.H. Glatfelter Company                   100          1,631
Thermo Fibertek, Inc.*                    100          1,150
Union Camp Corporation                    100          5,469
Wausau-Mosimee Paper Corporation          100          2,138
Westvaco Corporation                      100          2,850
Weyerhaeuser Company                      300         15,244
                                                 -----------
                                                     109,194
                                                 -----------
PRODUCER GOODS -- 2.9%
AGCO Corporation                          100          2,512
Albany International Corp.                200          5,800
AlliedSignal, Inc.                        500         21,375
American Standard Companies, Inc.*        100          4,825
Avery Dennison Corporation                100          5,181
Blount International, Inc.                100          2,819
Boise Cascade Office Products
 Corporation*                             100          1,712
Case Corporation                          100          5,788
Caterpillar, Inc.                         400         21,975
Cooper Industries, Inc.                   100          6,432

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- continued
PRODUCER GOODS -- continued
Corporate Express, Inc.*                  300    $     3,478
Daisytek International Corporation*       100          2,550
Deere and Company                         200         10,375
Dover Corporation                         200          7,500
Emerson Electric Company                  400         24,300
General Electric Company                3,100        258,462
Graco, Inc.                               100          3,462
Harnischfeger Industries, Inc.            100          3,150
Harsco Corporation                        100          4,363
Haskel International, Inc.                100          1,050
Helix Technology Corporation              100          1,781
Herman Miller, Inc.                       100          2,769
HON Industries, Inc.*                     100          3,200
Hubbell, Inc. - Class B                   100          4,706
Illinois Tool Works, Inc.                 200         13,200
Ingersoll-Rand Company                    200          9,012
Jabil Circuit, Inc.*                      200          6,813
Johnson Controls, Inc.                    100          5,950
Kuhlman Corporation                       100          4,225
Marine Drilling Companies, Inc.*          100          1,881
Mark IV Industries, Inc.                  100          2,200
Oceaneering International, Inc.*          100          2,150
Pall Corporation                          100          1,981
Pameco Corporation*                       100          1,838
Parker-Hannifin Corporation               100          4,107
Raychem Corporation                       100          3,763
Snap-on, Inc.                             100          4,388
Tecumseh Products Company                 100          4,988
Tenneco, Inc.                             200          8,325
Thermo Instrument Systems, Inc.*          100          2,806
Thermo Optek Corporation*                 100          1,575
Timken Company                            100          3,763
Tokheim Corporation                       600          9,563
Trinity Industries, Inc.                  100          4,775
U.S. Industries, Inc.                     200          5,275
UCAR International, Inc.*                 200          6,400
US Filter Corporation*                    100          3,044
Valhi Corporation*                        100            981
Woodward Governor Company                 200          5,800
York International Corporation            100          5,000
                                                 -----------
                                                     533,368
                                                 -----------
RAILROAD AND SHIPPING -- 0.3%
Avondale Industries, Inc.*                100          2,813
Burlington Northern Santa Fe              100          9,950
CSX Corporation                           200          9,525
Emergent Group, Inc.*                     100            500
Kansas City Southern Industries, Inc.     100          4,238


                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- continued
Railroad and Shipping -- continued
Norfolk Southern Corporation              300    $     9,394
OMI Corporation*                          100            919
Overseas Shipholding Group, Inc.          100          1,937
Spinnaker Industries, Inc.*               100          1,900
Union Pacific Corporation                 200          9,675
Westinghouse Air Brake Company            100          2,762
                                                 -----------
                                                      53,613
                                                 -----------
REAL PROPERTY -- 0.2%
American Retirement Corporation*          100          1,950
Boston Properties, Inc.                   100          3,400
Burnham Pacific Properties, Inc.          100          1,406
Catellus Development Corporation*         100          1,856
Cornerstone Properties, Inc.              100          1,750
Duke Realty Investments, Inc.             100          2,262
Hollywood Park, Inc.*                     100          1,294
Kennedy-Wilson, Inc.*                     100            950
The Rouse Company                         100          3,006
Simon DeBartolo Group, Inc.               300         10,013
Starwood Hotels and Resorts               191          9,013
Vornado Realty Trust                      144          5,519
                                                 -----------
                                                      42,419
                                                 -----------
RETAIL -- 3.2%
Albertson's, Inc.                         200          9,262
American Stores Company                   300          7,481
Authentic Fitness Corporation             100          1,819
Autozone, Inc.*                           100          3,325
Barnes & Noble, Inc.*                     100          3,388
Bed Bath & Beyond, Inc.*                  100          5,019
Borders Group, Inc.*                      200          6,200
Casey's General Stores, Inc.              100          1,419
Cendant Corporation*                      740         16,049
Circuit City Stores - Circuit City
 Group                                    100          4,237
Claire's Stores, Inc.                     100          1,881
CompUSA, Inc.*                            100          1,575
Consolidated Stores Corporation*          182          6,950
Costco Companies, Inc.*                   200         11,575
CVS Corporation                           132          9,252
Dayton Hudson Corporation                 400         18,550
dELiA*s, Inc.*                            100          2,350
Dollar General Corporation                125          4,766
Family Dollar Stores, Inc.                400          6,625
Federated Department Stores, Inc.*        200         10,362
Fred Meyer, Inc.*                         100          4,300
The Gap, Inc.                             400         21,600
General Nutrition Companies, Inc.*        100          3,156

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
RETAIL-- continued
Giant Food, Inc.                          200    $     8,600
The Great Atlantic & Pacific Tea
  Company                                 100          3,200
Heilig-Meyers Company                     500          6,000
The Home Depot, Inc.                      700         54,994
Intimate Brands, Inc.                     200          5,737
J.C. Penney Company, Inc.                 200         14,363
Kohl's Corporation*                       200          9,512
Kroger Company*                           200          8,587
The Limited, Inc.                         300          9,975
Lowe's Companies, Inc.                    200         15,838
The May Department Stores Company         200         12,862
Nordstrom, Inc.                           100          7,206
Office Depot, Inc.*                       200          5,900
OfficeMax, Inc.*                          100          1,644
Pep Boys - Manny, Moe & Jack              100          2,225
PETsMART, Inc.*                           100            987
Pier 1 Imports, Inc.                      100          2,406
Proffitt's, Inc.*                         100          3,925
Rite Aid Corporation                      200          7,163
Ross Stores, Inc.                         200          8,825
Safeway, Inc. *                           500         18,219
Saks Holding, Inc.*                       100          2,356
Sears, Roebuck and Co.                    400         24,725
Shopko Stores, Inc.*                      300         10,463
Spiegel, Inc.*                            100            531
Stage Stores, Inc.*                       100          4,663
Staples, Inc.*                            200          5,025
Tandy Corporation                         100          4,425
TJX Companies, Inc.                       200          9,350
Toys "R" Us, Inc.*                        300          7,950
U.S. Office Products Company*             100          1,694
Walgreen Company                          500         17,594
Wal-Mart Stores, Inc.                   2,100        115,894
West Marine, Inc.*                        100          1,919
Winn-Dixie Stores, Inc.                   100          4,069
                                                 -----------
                                                     579,967
                                                 -----------

STEEL -- 0.2%
AK Steel Holding Corporation              100          1,862
Allegheny Teledyne, Inc.*                 200          4,650
Armco, Inc.*                              100            544
Bethlehem Steel Corporation*              100          1,225
Citation Corporation*                     100          1,912
LTV Corporation                           100          1,094
National Steel Corporation - Class B      500          7,875
Nucor Corporation                         100          5,150
Roanoke Electric Steel Corporation        100          2,050


                                                      Market
                                        Shares         Value
------------------------------------------------------------
STEEL -- continued
Steel Dynamics, Inc.*                     100    $     1,938
Worthington Industries, Inc.              100          1,763
                                                 -----------
                                                      30,063
                                                 -----------
TELEPHONE -- 3.6%
AirTouch Communications, Inc.*            500         23,812
ALLTEL Corporation                        200          7,888
Ameritech Corporation                   1,000         42,437
AT&T Corporation                        1,500         91,313
Bell Atlantic Corporation                 800         73,300
BellSouth Corporation                     900         58,050
Century Telephone Enterprises, Inc.       150          6,647
Cincinnati Bell, Inc.                     100          3,181
DSC Communications Corporation*           100          1,709
Emmis Broadcasting Corporation*           100          4,419
GTE Corporation                           900         52,481
ICG Communications, Inc.*                  31            950
Intermedia Communications, Inc.*          100          7,412
Jacor Communications, Inc. *              200         10,575
LCI International, Inc.*                  200          7,488
Level 3 Communications, Inc.*             200         10,012
MCI Communications Corporation            600         32,081
McLeod USA Incorporated - Class A*        200          8,300
NEXTLINK Communications, Inc.*            400         12,475
Optical Cable Corporation*                100            950
Paging Network, Inc.*                     100          1,369
PairGain Technologies, Inc.*              200          3,125
RCN Corporation*                          100          2,150
SBC Communications, Inc.                1,700         66,087
Skytel Communications, Inc.*              100          2,263
Southern New England
 Telecommunications Corp.                 100          6,437
Sprint Corporation                        400         28,700
TCI Satellite Entertainment, Inc.*        100            563
Telephone and Data Systems, Inc.          100          4,375
Teleport Communications Group, Inc.*      100          5,594
Tel-Save Holdings, Inc.*                  100          1,975
US West Communications Group              400         20,300
US West Media Group*                      400         14,825
World Access, Inc.*                       100          3,138
WorldCom, Inc.*                         1,010         45,955
                                                 -----------
                                                     662,336
                                                 -----------
TIRES AND RUBBER -- 0.1%
Cooper Tire and Rubber Company            200          4,738
The Goodyear Tire & Rubber Company        200         14,375
TBC Corporation*                          100            806
                                                 -----------
                                                      19,919
                                                 -----------

ISI STRATEGY FUND, INC.

Statement of Net Assets (concluded)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- concluded
TOBACCO -- 0.6%
General Cigar Holdings, Inc.*             200    $     1,987
Loews Corporation                         200         18,150
Philip Morris Companies, Inc.           2,300         85,963
RJR Nabisco Holdings Corporation          100          2,819
UST, Inc.                                 100          2,662
                                                 -----------
                                                     111,581
                                                 -----------
TRAVEL AND RECREATION -- 0.9%
AMERCO*                                   200          6,500
American Skiing Company*                  100          1,343
Avis Rent A Car, Inc.*                    100          2,425
Bristol Hotel Company*                    100          2,650
Brunswick Corporation                     100          3,144
Callaway Golf Company                     100          2,062
Candlewood Hotel Company, Inc.*           100            825
CapStar Hotel Company*                    100          2,925
Carnival Corporation                      300         20,325
Circus Circus Enterprises*                100          1,775
Extended Stay America, Inc.*              100          1,100
Fountain Powerboat Industries, Inc.*      100          1,025
Harrah's Entertainment, Inc.*             300          7,500
Hilton Hotels Corporation                 100          3,144
La Quinta Inns, Inc.                      100          2,156
Marriott International, Inc.              100          3,475
MGM Grand, Inc.*                          100          3,319
MTR Gaming Group, Inc.*                   100            275
National Golf Properties, Inc.            100          3,006
Powerhouse Technologies*                  500          4,812
Promus Hotel Corporation*                 100          4,325
Royal Carribean Cruise Lines Ltd.         100          6,969
Shuffle Master, Inc.*                     100            925
Sodexho Marriot Services, Inc.             25            712
The Walt Disney Company                   600         67,875
                                                 -----------
                                                     154,592
                                                 -----------
TRUCKING AND FREIGHT -- 0.1%
Alphanet Solutions, Inc.*                 100          1,200
C.H. Robinson Worldwide, Inc.             100          2,312
Covenant Transport, Inc.*                 100          1,638
Expeditors International of
 Washington, Inc.                         100          4,000
Heartland Express, Inc.*                  400          8,750
Matlack Systems, Inc.*                    100            850
P.A.M. Transportation Services*           100          1,025
Rollins Truck Leasing Corporation         150          1,800

                                        Shares/
                                       Principal      Market
                                      Value (000)      Value
------------------------------------------------------------
TRUCKING AND FREIGHT -- continued
Shurgard Storage Centers, Inc.            100    $     2,869
                                                 -----------
                                                      24,444
                                                 -----------
  Total Common Stocks
    (Cost $9,957,423)                             10,693,312
                                                 -----------
PREFERRED STOCK -- .0002%
Containers -- .0002%
Sealed Air Corporation                      1    $        28
                                                 -----------
  Total Preferred Stocks
    (Cost $20)                                            28
                                                 -----------
U.S. TREASURY BONDS -- 34.0%
10.375%, 11/15/12                      $2,000      2,663,493
7.875%, 2/15/21                         2,850      3,542,837
                                                 -----------
  Total U.S. Treasury Bonds
    (Cost $6,058,276)                              6,206,330
                                                 -----------
REPURCHASE AGREEMENT -- 6.3%
Goldman Sachs & Co., 5.40%
  Dated 5/29/98, to be repurchased
  on 6/1/98, collateralized by
  U.S. Treasury Bonds with a market
  value of $1,165,427.
  (Cost $1,142,000)                     1,142    $ 1,142,000
                                                 -----------

Total Investment in Securities -- 99.0%
  (Cost $17,157,193)**                            18,041,670
                                                 -----------
Other Assets in Excess of
  Liabilities, Net-- 1.0%                            178,069
                                                 -----------
Net Assets-- 100.0%                              $18,219,739
                                                 ===========
Net Asset Value and Redemption
  Price Per Share
  ($18,219,739 / 1,656,815 shares outstanding)        $11.00
                                                      ======
Maximum Offering Price Per Share
  ($11.00 /  0.955 )                                  $11.51
                                                      ======

------------------------------------------------------------
 * Non-income producing security.
** Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

Statement of Operations

                                                                For the Period
                                                              September 16, 1997(1)
                                                                    through
                                                                  May 31, 1998
-----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                        $  175,650
   Dividends                                                           73,403
                                                                   ----------
     Total income                                                     249,053
                                                                   ----------

EXPENSES:
   Investment advisory fee                                             32,924
   Distribution fee                                                    20,577
   Transfer agent fee                                                   5,827
   Accounting fee                                                      10,103
   Printing and postage                                                26,470
   Custodian fee                                                        8,824
   Audit fee                                                           20,480
   Registration fees                                                   15,102
   Administration fee                                                   9,877
   Legal fees                                                          26,791
   Miscellaneous                                                        8,184
                                                                   ----------
     Total expenses                                                   185,159
   Less: Fees waived and expenses reimbursed                         (102,849)
                                                                   ----------
     Net expenses                                                      82,310
                                                                   ----------
   Net investment income                                              166,743
                                                                   ----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from security transactions                       198,062
   Change in unrealized appreciation/depreciation of investments      884,277
                                                                   ----------
   Net gain on investments                                          1,082,339
                                                                   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $1,249,082
                                                                   ==========

-----------------------------------------------------------------------------------


(1) Commencement of operations.

See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

Statement of Changes in Net Assets



                                                                For the Period
                                                              September 16, 1997(1)
                                                                    through
                                                                 May 31, 1998
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations:

   Net investment income                                          $   166,743
   Net realized gain from security transactions                       198,062
   Change in unrealized appreciation/depreciation of investments      884,277
                                                                  -----------
   Net increase in net assets resulting from operations             1,249,082
                                                                  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income:
   ISI Class                                                         (105,433)
                                                                  -----------

CAPITAL SHARE TRANSACTIONS (NOTE B):
   Proceeds from sale of shares                                    18,021,106
   Value of shares issued in reinvestment of dividends                 99,815
   Cost of shares repurchased                                      (1,044,831)
                                                                  -----------
   Increase in net assets derived from capital share transactions  17,076,090
                                                                  -----------
     Total increase in net assets                                  18,219,739

NET ASSETS:
   Beginning of period                                                     --
                                                                  -----------
   End of period                                                  $18,219,739
                                                                  ===========

-----------------------------------------------------------------------------------

(1) Commencement of operations.

See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

Financial Highlights (For a share outstanding throughout the period)

                                                       For the Period
                                                    September 16, 1997(1)
                                                          through
                                                       May 31, 1998
--------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period                  $ 10.00
                                                           -------

Income from Investment Operations:
   Net investment income                                      0.13
   Net realized and unrealized gain on investments            0.96
                                                           -------
   Total from Investment Operations                           1.09
                                                           -------

Less Distributions:
   Distributions from net investment income                  (0.09)
                                                           -------
   Total distributions                                       (0.09)
                                                           -------
   Net asset value at end of period                        $ 11.00
                                                           =======

Total Return                                                 10.94%
Ratios to Average Daily Net Assets:
   Expenses                                                   1.00%*(2)
   Net investment income                                      2.03%*(3)

Supplemental Data:
   Net assets at end of period (000)                       $18,220
   Portfolio turnover rate                                   20.08%

--------------------------------------------------------------------------

 *  Annualized.
(1) Commencement of operations.
(2) Ratio of expenses to average net assets prior to expense waiver was 2.25%.
(3) Ratio of net investment income to average net assets prior to expense waiver was .775%.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and commenced operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning the Funds' assets between diversified investments in U.S. equity securities and U.S. Treasury Securities.

    The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a .25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor under the direction of the Board of Directors determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax.

    As a result, the Fund has made no provisions for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate.

    Expenses are recorded as incurred. Dividend income and distributions to shareholders are recorded on the exdividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fee's which are amortized over a three-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor, Wilshire Associates Incorporated ("Wilshire") is the Funds subadvisor and Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the Fund's administrator.

    As compensation for advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. As compensation for subadvisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%. ISI and Wilshire have agreed to waive their annual fees and reimburse expenses proportionately when necessary, so that the Fund's total operating expenses are no more than 1.00% of its average daily net assets.

    As compensation for administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.12%. ICC has agreed to waive its fee until the Fund has $50 million in net assets or has been in operation for one year, whichever occurs first.

    Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor, subadvisor or administrator.

    As compensation for its accounting services, the Fund pays ICC an annual fee based on the Fund's average daily net assets.

    As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly.

    Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian.

    As compensation for providing distribution services, the Fund pays ISI Group Inc., which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Fund's average daily net assets.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended May 31, 1998 was $748, and the accrued liability was $739.

    As compensation for brokerage services, BTAlex. Brown brokers received $22,646 for the period ended May 31, 1998.

NOTES TO FINANCIAL STATEMENTS (concluded)


C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

                                        For the Period
                                       Sept. 16, 1997(1)
                                            through
                                         May 31, 1998
                                       -----------------
    Shares sold                            1,744,374
    Shares issued to shareholders on
      reinvestment of dividends                9,391
    Shares redeemed                          (96,939)
                                         -----------
    Net increase in shares outstanding     1,656,826
                                         ===========

    Proceeds from sales of shares        $18,021,106
    Value of reinvested dividends             99,815
    Cost of shares redeemed               (1,044,831)
                                         -----------
    Net increase for capital share
      transactions                       $17,076,090
                                         ===========

    ----------
    (1) Commencement of operations.


D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $11,788,014 and sales of investment securities aggregated $2,028,633 for the period ended May 31, 1998. Purchases of U.S. government obligations aggregated $6,085,021. There were no sales of U.S. government obligations for the period.

    On May 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,270,737 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $386,460.

E. Net Assets -- On May 31, 1998, net assets consisted of:

   Paid-in capital                       $17,076,090
   Accumulated net realized gain
     from security transactions              198,062
   Unrealized appreciation of
     investments                             884,277
   Undistributed net investment
     income                                   61,310
                                         -----------
                                         $18,219,739
                                         ===========

F. Federal Tax Information (unaudited) 68% of the net investment income dividends paid by the Fund during the tax period ended May 31, 1998, qualified for the Dividends Received Deduction.


--------------------------------------------------------------------------------

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
ISI Strategy Fund, Inc.

We have audited the statement of net assets of the ISIStrategy Fund, Inc. as of May 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the period September 16, 1997 (commencement of operations) through May 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1998 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of ISIStrategy Fund, Inc. as of May 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the stated period referred to above in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Princeton, New Jersey
June 26, 1998